UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

FORM N-Q

MARCH 31, 2012

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 70.8%
CONSUMER DISCRETIONARY - 8.6%
Hotels, Restaurants & Leisure - 2.7%
Yum! Brands Inc.	19,530	$1,390,146

Multiline Retail - 1.0%
Target Corp.	8,660	504,618

Textiles, Apparel & Luxury Goods - 4.9%
Coach Inc.	16,250	1,255,800
V.F. Corp.	9,000	1,313,820

Total Textiles, Apparel & Luxury Goods		2,569,620

TOTAL CONSUMER DISCRETIONARY		4,464,384

CONSUMER STAPLES - 7.1%
Beverages - 2.1%
PepsiCo Inc.	16,570	1,099,420

Food Products - 3.2%
Darling International Inc.	26,500	461,630	*
General Mills Inc.	30,500	1,203,225

Total Food Products		1,664,855

Household Products - 1.8%
Procter & Gamble Co.	13,792	926,960

TOTAL CONSUMER STAPLES		3,691,235

ENERGY - 9.0%
Energy Equipment & Services - 5.0%
FMC Technologies Inc.	20,040	1,010,417	*
National-Oilwell Varco Inc.	13,420	1,066,487
Tetra Technology Inc.	19,070	502,685	*

Total Energy Equipment & Services		2,579,589

Oil, Gas & Consumable Fuels - 4.0%
Apache Corp.	10,620	1,066,673
Hess Corp.	17,195	1,013,645

Total Oil, Gas & Consumable Fuels		2,080,318

TOTAL ENERGY		4,659,907

FINANCIALS - 7.7%
Capital Markets - 1.8%
State Street Corp.	20,170	917,735

Commercial Banks - 2.1%
U.S. Bancorp	33,860	1,072,685

Consumer Finance - 2.2%
American Express Co.	20,000	1,157,200

Insurance - 1.6%
Arch Capital Group Ltd.	21,850	813,694	*

TOTAL FINANCIALS		3,961,314

HEALTH CARE - 9.3%
Biotechnology - 3.4%
Celgene Corp.	8,010	620,935	*
Gilead Sciences Inc.	23,370	1,141,625	*

Total Biotechnology		1,762,560

Health Care Equipment & Supplies - 2.0%
Covidien PLC	18,850	1,030,718

Health Care Providers & Services - 3.9%
Express Scripts Inc.	19,900	1,078,182	*

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	SHARES	VALUE
Health Care Providers & Services - 3.9% (continued)
UnitedHealth Group Inc.	15,800	$931,252

Total Health Care Providers & Services		2,009,434

TOTAL HEALTH CARE		4,802,712

INDUSTRIALS - 7.3%
Commercial Services & Supplies - 1.2%
Republic Services Inc.	19,585	598,518

Construction & Engineering - 1.6%
Quanta Services Inc.	39,600	827,640	*

Machinery - 3.1%
Danaher Corp.	18,630	1,043,280
Deere & Co.	6,840	553,356

Total Machinery		1,596,636

Road & Rail - 1.4%
Union Pacific Corp.	6,800	730,864

TOTAL INDUSTRIALS		3,753,658

INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 1.5%
Cisco Systems Inc.	36,560	773,244

Computers & Peripherals - 4.7%
Apple Inc.	2,895	1,735,466	*
NetApp Inc.	14,950	669,311	*

Total Computers & Peripherals		2,404,777

Electronic Equipment, Instruments & Components - 1.4%
Trimble Navigation Ltd.	12,860	699,841	*

Internet Software & Services - 3.5%
eBay Inc.	18,780	692,794	*
Google Inc., Class A Shares	1,770	1,134,995	*

Total Internet Software & Services		1,827,789

IT Services - 1.3%
Accenture PLC, Class A Shares	10,830	698,535

Semiconductors & Semiconductor Equipment - 3.1%
Broadcom Corp., Class A Shares	22,650	890,145	*
Microchip Technology Inc.	19,330	719,076

Total Semiconductors & Semiconductor Equipment		1,609,221

TOTAL INFORMATION TECHNOLOGY		8,013,407

MATERIALS - 3.0%
Chemicals - 3.0%
Air Products & Chemicals Inc.	9,645	885,411
Potash Corp. of Saskatchewan Inc.	14,180	647,884

TOTAL MATERIALS		1,533,295

TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
Crown Castle International Corp.	10,220	545,135	*

UTILITIES - 2.3%
Electric Utilities - 0.8%
Northeast Utilities	10,725	398,112

Water Utilities - 1.5%
American Water Works Co. Inc.	23,170	788,475

TOTAL UTILITIES		1,186,587

TOTAL COMMON STOCKS (Cost - $23,847,499)		36,611,634

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.3%
Banc of America Commercial Mortgage Inc., 2005-1 A4	5.075%	11/10/42	$287,000	$296,120	(a)
Bear Stearns Commercial Mortgage Securities, 2003-T12 A3	4.240%	8/13/39	30,597	30,808	(a)
Bear Stearns Commercial Mortgage Securities, 2005-T20 A2	5.127%	10/12/42	115,367	115,343	(a)
Commercial Mortgage Pass Through Certificates, 2007-C9 AAB	5.813%	12/10/49	173,000	187,459	(a)
Federal Home Loan Bank (FHLB), 00-0606 Y	5.270%	12/28/12	288,602	297,298
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	11/15/35	455,000	455,000	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 2837 ED	5.000%	8/15/19	21,978	22,885
Federal National Mortgage Association (FNMA), 2011-53 CY	4.000%	6/25/41	60,422	64,183
GMAC Commercial Mortgage Securities Inc., 2004-C2 A2	4.760%	8/10/38	23,300	23,290
Government National Mortgage Association (GNMA), 2009-22 AG	4.000%	10/16/32	353,228	367,574
Government National Mortgage Association (GNMA), 2009-46 G	4.500%	9/20/34	398,314	420,095
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/38	362,900	375,752
Government National Mortgage Association (GNMA), 2010-56 BA	4.500%	2/20/36	413,384	439,042
Morgan Stanley Dean Witter Capital I Inc., 2001-TOP3 A4	6.390%	7/15/33	5,908	5,905
Wachovia Bank Commercial Mortgage Trust, 2007-C33 A3	5.899%	2/15/51	150,000	158,452	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $3,229,814)				3,259,206

CORPORATE BONDS & NOTES - 14.5%
CONSUMER DISCRETIONARY - 0.7%
Media - 0.4%
Comcast Corp., Senior Notes	5.650%	6/15/35	200,000	219,227

Specialty Retail - 0.3%
Best Buy Co. Inc., Senior Notes	3.750%	3/15/16	130,000	131,201

TOTAL CONSUMER DISCRETIONARY				350,428

CONSUMER STAPLES - 0.7%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	3/26/13	95,000	96,745
PepsiCo Inc., Senior Notes	5.000%	6/1/18	245,000	286,345

TOTAL CONSUMER STAPLES				383,090

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Apache Corp., Senior Notes	5.250%	4/15/13	125,000	131,067
Petrobras International Finance Co., Senior Notes	3.500%	2/6/17	250,000	256,867
Statoil ASA, Senior Notes	3.125%	8/17/17	70,000	75,183

TOTAL ENERGY				463,117

FINANCIALS - 8.1%
Capital Markets - 0.9%
BlackRock Inc., Senior Notes	3.500%	12/10/14	160,000	171,431
BlackRock Inc., Senior Notes	4.250%	5/24/21	125,000	134,370
Goldman Sachs Group Inc., Senior Notes	3.625%	2/7/16	155,000	155,094

Total Capital Markets				460,895

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Banks - 3.0%
Bank of Nova Scotia, Senior Notes	2.250%	1/22/13	$35,000	$35,490
Bank of Nova Scotia, Senior Notes	2.375%	12/17/13	110,000	113,202
Bank of Nova Scotia, Senior Notes	2.050%	10/7/15	100,000	102,804
Barclays Bank PLC, Senior Notes	5.000%	9/22/16	170,000	183,029
Fifth Third Bancorp, Senior Notes	3.625%	1/25/16	100,000	105,412
Rabobank Nederland NV, Notes	4.500%	1/11/21	350,000	361,089
Rabobank Nederland NV, Senior Notes	2.125%	10/13/15	170,000	171,292
SunTrust Banks Inc., Senior Notes	3.600%	4/15/16	175,000	180,996
Wells Fargo & Co., Medium-Term Notes	4.600%	4/1/21	100,000	107,440
Westpac Banking Corp., Senior Notes	4.200%	2/27/15	175,000	188,082

Total Commercial Banks				1,548,836

Consumer Finance - 1.8%
SLM Corp., Medium-Term Notes, Senior Notes	5.000%	10/1/13	800,000	820,000
Toyota Motor Credit Corp., Senior Notes	2.000%	9/15/16	125,000	127,695

Total Consumer Finance				947,695

Diversified Financial Services - 1.4%
Bank of America Corp., Senior Notes	5.625%	10/14/16	250,000	266,063
JPMorgan Chase & Co., Senior Notes	3.450%	3/1/16	200,000	208,722
National Rural Utilities Cooperative Finance Corp., Medium-Term Notes	8.000%	3/1/32	200,000	277,677

Total Diversified Financial Services				752,462

Insurance - 0.4%
Genworth Financial Inc., Senior Notes	6.500%	6/15/34	200,000	183,882

Real Estate Investment Trusts (REITs) - 0.6%
Digital Realty Trust Inc., Senior Notes	5.250%	3/15/21	50,000	51,645
Health Care REIT Inc., Senior Notes	3.625%	3/15/16	125,000	126,968
Simon Property Group LP, Senior Notes	4.200%	2/1/15	40,000	42,848
Simon Property Group LP, Senior Notes	4.125%	12/1/21	85,000	89,368

Total Real Estate Investment Trusts (REITs)				310,829

TOTAL FINANCIALS				4,204,599

HEALTH CARE - 2.2%
Biotechnology - 0.2%
Gilead Sciences Inc., Senior Notes	3.050%	12/1/16	110,000	115,227

Health Care Equipment & Supplies - 0.3%
Medtronic Inc., Senior Notes	3.000%	3/15/15	70,000	74,200
Stryker Corp., Senior Notes	3.000%	1/15/15	65,000	68,499

Total Health Care Equipment & Supplies				142,699

Pharmaceuticals - 1.7%
Abbott Laboratories, Senior Notes	5.600%	11/30/17	225,000	272,431
AstraZeneca PLC, Senior Notes	5.400%	9/15/12	75,000	76,680
Merck & Co. Inc., Senior Notes	4.000%	6/30/15	130,000	142,874
Novartis Capital Corp., Senior Notes	4.125%	2/10/14	185,000	197,145
Wyeth, Notes	5.500%	2/15/16	165,000	190,713

Total Pharmaceuticals				879,843

TOTAL HEALTH CARE				1,137,769

INFORMATION TECHNOLOGY - 1.0%
Computers & Peripherals - 0.3%
Hewlett-Packard Co., Senior Notes	3.000%	9/15/16	155,000	159,382

Internet Software & Services - 0.2%
eBay Inc., Senior Notes	1.625%	10/15/15	125,000	127,567

Software - 0.5%
Microsoft Corp., Senior Notes	2.950%	6/1/14	80,000	84,374

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Software - 0.5%(continued)
Microsoft Corp., Senior Notes	1.625%	9/25/15	$160,000	$164,899

Total Software				249,273

TOTAL INFORMATION TECHNOLOGY				536,222

MATERIALS - 0.5%
Chemicals - 0.5%
Potash Corp. of Saskatchewan Inc., Senior Notes	5.875%	12/1/36	200,000	241,784

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Verizon Communications Inc., Senior Notes	6.350%	4/1/19	150,000	182,929

TOTAL CORPORATE BONDS & NOTES (Cost - $7,062,041)				7,499,938

MORTGAGE-BACKED SECURITIES - 3.6%
FHLMC -1.4%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/37	178,197	197,499
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	7/1/35-6/1/36	495,749	534,812
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.500%	8/1/36	12,424	13,718

Total FHLMC				746,029

FNMA - 2.2%
Federal National Mortgage Association (FNMA)	5.000%	5/1/18	139,513	151,457
Federal National Mortgage Association (FNMA)	6.000%	6/1/22-9/1/37	267,251	294,257
Federal National Mortgage Association (FNMA)	5.500%	1/1/24-6/1/36	475,581	519,089
Federal National Mortgage Association (FNMA)	6.500%	2/1/37	130,265	146,353

Total FNMA				1,111,156

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $1,669,674)				1,857,185

MUNICIPAL BONDS - 0.1%
Maryland - 0.1%
Baltimore, MD, Revenue, Parking System Facilities	2.904%	7/1/13	40,000	40,308
Baltimore, MD, Revenue, Parking System Facilities	3.387%	7/1/14	40,000	40,812

TOTAL MUNICIPAL BONDS (Cost - $79,987)				81,120

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.7%
U.S. Government Agencies - 1.0%
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	365,000	519,442

U.S. Government Obligations - 2.7%
U.S. Treasury Bonds	3.500%	2/15/39	176,000	182,875
U.S. Treasury Bonds	4.375%	11/15/39	620,000	745,066
U.S. Treasury Notes	2.250%	11/30/17	70,000	73,856
U.S. Treasury Notes	2.625%	8/15/20	354,000	373,276

Total U.S. Government Obligations				1,375,073

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,641,614)				1,894,515

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $37,530,629)				51,203,598

SHORT-TERM INVESTMENTS - 1.9%
Repurchase Agreements - 1.9%
State Street Bank & Trust Co., repurchase agreement dated 3/30/12; Proceeds due at maturity - $965,001; (Fully collateralized by U.S. government obligations, 1.500% due 6/30/16; Market value - $984,844) (Cost - $965,000)	0.010%	4/2/12	965,000	965,000

TOTAL INVESTMENTS - 100.9% (Cost - $38,495,629#)				52,168,598
Liabilities in Excess of Other Assets - (0.9)%				(466,910)

TOTAL NET ASSETS - 100.0%				$51,701,688

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2012

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

REIT	— Real Estate Investment Trust

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Investment Counsel Variable Social Awareness Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$36,611,634	—	—	$36,611,634
Collateralized mortgage obligations	—	$3,259,206	—	3,259,206
Corporate bonds & notes	—	7,499,938	—	7,499,938
Mortgage-backed securities	—	1,857,185	—	1,857,185
Municipal bonds	—	81,120	—	81,120
U.S. government & agency obligations	—	1,894,515	—	1,894,515

Total long-term investments	$36,611,634	$14,591,964	—	$51,203,598

Short-term investments†	—	965,000	—	965,000

Total investments	$36,611,634	$15,556,964	—	$52,168,598

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(d) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,708,396
Gross unrealized depreciation	(35,427)

Net unrealized appreciation	$13,672,969

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2012, the Portfolio did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: May 29, 2012